REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Variable Annuity Separate Account II
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Metropolitan Life Variable Annuity Separate Account II (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2 as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 7 for each of the five years in the period then ended for the Divisions, except for the Division included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Division and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Divisions Comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	For the year ended December 31, 2020	For the years ended December 31, 2020 and 2019	For the years ended December 31, 2020, 2019, 2018, 2017 and the period from April 29, 2016 (commencement of operations) through December 31, 2016

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2020, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2021

We have served as the Separate Account's auditor since 2005.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2020

	AB VPS Global Thematic Growth Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Wellington Large Cap Research Division
Assets:
Investments at fair value	$429,436	$76,944	$19,733	$5,118,780
Accrued dividends	—	—	—	—
Due from Metropolitan Life Insurance Company	—	—	—	—
Total Assets	429,436	76,944	19,733	5,118,780
Liabilities:
Accrued fees	107	146	67	324
Due to Metropolitan Life Insurance Company	1	1	—	4
Total Liabilities	108	147	67	328
Net Assets	$429,328	$76,797	$19,666	$5,118,452

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	BHFTI Invesco Comstock Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Total Return Division	BHFTI T. Rowe Price Large Cap Value Division
Assets:
Investments at fair value	$44,254	$967,382	$53,676	$114,439	$1,615,400
Accrued dividends	—	—	—	—	—
Due from Metropolitan Life Insurance Company	—	—	2	1	—
Total Assets	44,254	967,382	53,678	114,440	1,615,400
Liabilities:
Accrued fees	71	275	60	101	153
Due to Metropolitan Life Insurance Company	2	6	—	—	2
Total Liabilities	73	281	60	101	155
Net Assets	$44,181	$967,101	$53,618	$114,339	$1,615,245

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division
Assets:
Investments at fair value	$152,284	$10,084,007	$4,199,086	$6,423,311	$1,404,996
Accrued dividends	—	—	1	—	—
Due from Metropolitan Life Insurance Company	—	—	—	—	1
Total Assets	152,284	10,084,007	4,199,087	6,423,311	1,404,997
Liabilities:
Accrued fees	123	212	295	258	158
Due to Metropolitan Life Insurance Company	1	2	1	4	—
Total Liabilities	124	214	296	262	158
Net Assets	$152,160	$10,083,793	$4,198,791	$6,423,049	$1,404,839

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	BHFTII Jennison Growth Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII T. Rowe Price Large Cap Growth Division
Assets:
Investments at fair value	$6,039,632	$908,024	$4,350,377	$246,414	$10,146,567
Accrued dividends	—	—	—	—	—
Due from Metropolitan Life Insurance Company	—	—	—	—	4
Total Assets	6,039,632	908,024	4,350,377	246,414	10,146,571
Liabilities:
Accrued fees	239	111	229	71	247
Due to Metropolitan Life Insurance Company	1	1	2	1	—
Total Liabilities	240	112	231	72	247
Net Assets	$6,039,392	$907,912	$4,350,146	$246,342	$10,146,324

The accompanying notes are an integral part of these financial statements.

	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund Division	Fidelity® VIP Dynamic Capital Appreciation Division	Fidelity® VIP Equity-Income Division
Assets:
Investments at fair value	$295,904	$1,405,615	$11,682,841	$4,757	$4,792,568
Accrued dividends	—	—	—	—	—
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	295,904	1,405,615	11,682,841	4,757	4,792,568
Liabilities:
Accrued fees	221	285	305	45	201
Due to Metropolitan Life Insurance Company	1	—	2	—	4
Total Liabilities	222	285	307	45	205
Net Assets	$295,682	$1,405,330	$11,682,534	$4,712	$4,792,363

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
December 31, 2020

	Fidelity® VIP High Income Division	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division
Assets:
Investments at fair value	$878,187	$10,644,066	$575,440	$618,229	$18,615
Accrued dividends	—	—	—	—	—
Due from Metropolitan Life Insurance Company	—	—	1	—	—
Total Assets	878,187	10,644,066	575,441	618,229	18,615
Liabilities:
Accrued fees	155	165	39	84	64
Due to Metropolitan Life Insurance Company	2	3	—	1	1
Total Liabilities	157	168	39	85	65
Net Assets	$878,030	$10,643,898	$575,402	$618,144	$18,550

The accompanying notes are an integral part of these financial statements.

	Invesco V.I. International Growth Division	LMPVET ClearBridge Variable Aggressive Growth Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division
Assets:
Investments at fair value	$2,003,162	$2,577,165	$2,350,114	$651,809	$4,832
Accrued dividends	—	—	—	—	—
Due from Metropolitan Life Insurance Company	—	—	—	—	—
Total Assets	2,003,162	2,577,165	2,350,114	651,809	4,832
Liabilities:
Accrued fees	153	311	324	26	56
Due to Metropolitan Life Insurance Company	5	4	3	—	1
Total Liabilities	158	315	327	26	57
Net Assets	$2,003,004	$2,576,850	$2,349,787	$651,783	$4,775

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
December 31, 2020

	LMPVET ClearBridge Variable Large Cap Value Division	LMPVET ClearBridge Variable Mid Cap Division	LMPVET ClearBridge Variable Small Cap Growth Division
Assets:
Investments at fair value	$940,609	$18,970	$1,078,159
Accrued dividends	—	—	—
Due from Metropolitan Life Insurance Company	—	—	3
Total Assets	940,609	18,970	1,078,162
Liabilities:
Accrued fees	61	91	160
Due to Metropolitan Life Insurance Company	1	—	—
Total Liabilities	62	91	160
Net Assets	$940,547	$18,879	$1,078,002

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Variable Global High Yield Bond Division	MFS® VIT Total Return Bond Division
Assets:
Investments at fair value	$118,921	$978,230
Accrued dividends	—	—
Due from Metropolitan Life Insurance Company	—	—
Total Assets	118,921	978,230
Liabilities:
Accrued fees	88	218
Due to Metropolitan Life Insurance Company	—	1
Total Liabilities	88	219
Net Assets	$118,833	$978,011

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2020

	AB VPS Global Thematic Growth Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI Invesco Comstock Division
Investment Income:
Dividends	$1,590	$3,948	$215	$48,350	$844
Expenses:
Mortality and expense risk charges	4,459	823	200	41,180	473
Administrative charges	533	106	22	6,591	54
Total expenses	4,992	929	222	47,771	527
Net investment income (loss)	(3,402)	3,019	(7)	579	317
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	33,456	—	715	280,934	2,449
Realized gains (losses) on sale of investments	6,464	(138)	(78)	56,933	256
Net realized gains (losses)	39,920	(138)	637	337,867	2,705
Change in unrealized gains (losses) on investments	81,757	1,726	(667)	543,978	(3,445)
Net realized and change in unrealized gains (losses) on investments	121,677	1,588	(30)	881,845	(740)
Net increase (decrease) in net assets resulting from operations	$118,275	$4,607	$(37)	$882,424	$(423)

The accompanying notes are an integral part of these financial statements.

	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Total Return Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTII BlackRock Bond Income Division
Investment Income:
Dividends	$20,915	$—	$4,433	$35,517	$5,603
Expenses:
Mortality and expense risk charges	7,555	430	1,433	18,014	1,914
Administrative charges	1,283	51	170	2,159	228
Total expenses	8,838	481	1,603	20,173	2,142
Net investment income (loss)	12,077	(481)	2,830	15,344	3,461
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	28,960	5,112	—	112,275	—
Realized gains (losses) on sale of investments	532	274	768	(27,887)	789
Net realized gains (losses)	29,492	5,386	768	84,388	789
Change in unrealized gains (losses) on investments	59,354	27,297	4,158	(89,824)	6,234
Net realized and change in unrealized gains (losses) on investments	88,846	32,683	4,926	(5,436)	7,023
Net increase (decrease) in net assets resulting from operations	$100,923	$32,202	$7,756	$9,908	$10,484

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division
Investment Income:
Dividends	$—	$77,561	$93,985	$—	$10,580
Expenses:
Mortality and expense risk charges	90,523	49,242	55,476	14,571	47,516
Administrative charges	12,886	6,123	8,815	1,746	7,332
Total expenses	103,409	55,365	64,291	16,317	54,848
Net investment income (loss)	(103,409)	22,196	29,694	(16,317)	(44,268)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	999,287	—	628,019	127,962	523,871
Realized gains (losses) on sale of investments	248,993	641	41,881	24,136	93,007
Net realized gains (losses)	1,248,280	641	669,900	152,098	616,878
Change in unrealized gains (losses) on investments	1,762,538	(60,940)	(126,760)	191,153	1,631,931
Net realized and change in unrealized gains (losses) on investments	3,010,818	(60,299)	543,140	343,251	2,248,809
Net increase (decrease) in net assets resulting from operations	$2,907,409	$(38,103)	$572,834	$326,934	$2,204,541

The accompanying notes are an integral part of these financial statements.

	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII Western Asset Management Strategic Bond Opportunities Division
Investment Income:
Dividends	$13,592	$98,121	$4,184	$19,403	$17,672
Expenses:
Mortality and expense risk charges	10,087	39,693	3,134	78,096	3,228
Administrative charges	1,208	6,148	374	12,731	437
Total expenses	11,295	45,841	3,508	90,827	3,665
Net investment income (loss)	2,297	52,280	676	(71,424)	14,007
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	51,864	171,023	13,988	653,312	—
Realized gains (losses) on sale of investments	23,200	33,470	419	99,571	1,666
Net realized gains (losses)	75,064	204,493	14,407	752,883	1,666
Change in unrealized gains (losses) on investments	49,530	76,864	(15,008)	2,001,851	820
Net realized and change in unrealized gains (losses) on investments	124,594	281,357	(601)	2,754,734	2,486
Net increase (decrease) in net assets resulting from operations	$126,891	$333,637	$75	$2,683,310	$16,493

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)
For the year ended December 31, 2020

	BHFTII Western Asset Management U.S. Government Division	Fidelity® VIP Contrafund Division	Fidelity® VIP Dynamic Capital Appreciation Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP High Income Division
Investment Income:
Dividends	$45,543	$24,306	$2	$77,904	$42,496
Expenses:
Mortality and expense risk charges	14,213	100,805	48	38,294	7,488
Administrative charges	2,035	15,589	4	6,445	1,271
Total expenses	16,248	116,394	52	44,739	8,759
Net investment income (loss)	29,295	(92,088)	(50)	33,165	33,737
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	53,603	54	196,647	—
Realized gains (losses) on sale of investments	622	295,696	19	(4,321)	(21,399)
Net realized gains (losses)	622	349,299	73	192,326	(21,399)
Change in unrealized gains (losses) on investments	20,553	2,446,801	1,120	17,085	(6,456)
Net realized and change in unrealized gains (losses) on investments	21,175	2,796,100	1,193	209,411	(27,855)
Net increase (decrease) in net assets resulting from operations	$50,470	$2,704,012	$1,143	$242,576	$5,882

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Index 500 Division	FTVIPT Franklin Small-Mid Cap Growth VIP Division	FTVIPT Templeton Foreign VIP Division	Invesco V.I. Equity and Income Division	Invesco V.I. International Growth Division
Investment Income:
Dividends	$167,166	$—	$19,167	$406	$41,882
Expenses:
Mortality and expense risk charges	90,501	5,953	7,084	200	15,687
Administrative charges	14,364	712	848	23	2,632
Total expenses	104,865	6,665	7,932	223	18,319
Net investment income (loss)	62,301	(6,665)	11,235	183	23,563
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	32,508	62,679	—	748	40,350
Realized gains (losses) on sale of investments	491,552	3,088	(14,237)	(22)	42,851
Net realized gains (losses)	524,060	65,767	(14,237)	726	83,201
Change in unrealized gains (losses) on investments	894,480	154,448	(18,073)	541	108,884
Net realized and change in unrealized gains (losses) on investments	1,418,540	220,215	(32,310)	1,267	192,085
Net increase (decrease) in net assets resulting from operations	$1,480,841	$213,550	$(21,075)	$1,450	$215,648

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)
For the year ended December 31, 2020

	LMPVET ClearBridge Variable Aggressive Growth Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Large Cap Value Division
Investment Income:
Dividends	$18,107	$22,507	$8,611	$1	$11,924
Expenses:
Mortality and expense risk charges	20,803	19,381	7,413	54	10,613
Administrative charges	3,270	3,118	887	5	1,271
Total expenses	24,073	22,499	8,300	59	11,884
Net investment income (loss)	(5,966)	8	311	(58)	40
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	213,137	67,347	5,340	177	93,109
Realized gains (losses) on sale of investments	25,025	41,717	12,347	439	8,537
Net realized gains (losses)	238,162	109,064	17,687	616	101,646
Change in unrealized gains (losses) on investments	130,854	174,671	15,336	620	(70,546)
Net realized and change in unrealized gains (losses) on investments	369,016	283,735	33,023	1,236	31,100
Net increase (decrease) in net assets resulting from operations	$363,050	$283,743	$33,334	$1,178	$31,140

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Mid Cap Division	LMPVET ClearBridge Variable Small Cap Growth Division	LMPVIT Western Asset Variable Global High Yield Bond Division	MFS® VIT Total Return Bond Division
Investment Income:
Dividends	$45	$—	$4,535	$33,284
Expenses:
Mortality and expense risk charges	193	9,470	1,408	8,192
Administrative charges	22	1,257	166	1,428
Total expenses	215	10,727	1,574	9,620
Net investment income (loss)	(170)	(10,727)	2,961	23,664
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	217	72,518	—	—
Realized gains (losses) on sale of investments	51	17,790	(693)	3,404
Net realized gains (losses)	268	90,308	(693)	3,404
Change in unrealized gains (losses) on investments	2,194	232,922	4,202	40,857
Net realized and change in unrealized gains (losses) on investments	2,462	323,230	3,509	44,261
Net increase (decrease) in net assets resulting from operations	$2,292	$312,503	$6,470	$67,925

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2020 and 2019

	AB VPS Global Thematic Growth Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/Wellington Large Cap Research Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(3,402)	$(3,948)	$3,019	$3,378	$(7)	$(84)	$579	$1,724
Net realized gains (losses)	39,920	19,764	(138)	(98)	637	1,476	337,867	545,381
Change in unrealized gains (losses) on investments	81,757	61,552	1,726	5,685	(667)	2,696	543,978	538,509
Net increase (decrease) in net assets resulting from operations	118,275	77,368	4,607	8,965	(37)	4,088	882,424	1,085,614
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	—	—	180	180
Net transfers (including fixed account)	—	—	—	—	566	113	(84,130)	(12,085)
Contract charges	(2)	(6)	—	—	—	—	(5)	(31)
Transfers for Contract benefits and terminations	(30,746)	(17,752)	(1,637)	(1,320)	(23)	(25)	(144,690)	(242,773)
Net increase (decrease) in net assets resulting from Contract transactions	(30,748)	(17,758)	(1,637)	(1,320)	543	88	(228,645)	(254,709)
Net increase (decrease) in net assets	87,527	59,610	2,970	7,645	506	4,176	653,779	830,905
Net Assets:
Beginning of year	341,801	282,191	73,827	66,182	19,160	14,984	4,464,673	3,633,768
End of year	$429,328	$341,801	$76,797	$73,827	$19,666	$19,160	$5,118,452	$4,464,673

The accompanying notes are an integral part of these financial statements.

	BHFTI Invesco Comstock Division		BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$317	$292	$12,077	$4,900	$(481)	$(287)
Net realized gains (losses)	2,705	5,588	29,492	42,022	5,386	3,977
Change in unrealized gains (losses) on investments	(3,445)	2,578	59,354	164,243	27,297	2,258
Net increase (decrease) in net assets resulting from operations	(423)	8,458	100,923	211,165	32,202	5,948
Contract Transactions:
Purchase payments received from Contract owners	—	—	180	180	—	—
Net transfers (including fixed account)	1,169	477	(3,275)	—	—	—
Contract charges	—	—	(2)	(20)	—	—
Transfers for Contract benefits and terminations	(547)	(1,283)	(59,575)	(78,714)	(66)	(12)
Net increase (decrease) in net assets resulting from Contract transactions	622	(806)	(62,672)	(78,554)	(66)	(12)
Net increase (decrease) in net assets	199	7,652	38,251	132,611	32,136	5,936
Net Assets:
Beginning of year	43,982	36,330	928,850	796,239	21,482	15,546
End of year	$44,181	$43,982	$967,101	$928,850	$53,618	$21,482

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2020 and 2019

	BHFTI PIMCO Total Return Division		BHFTI T. Rowe Price Large Cap Value Division		BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,830	$1,588	$15,344	$11,727	$3,461	$4,739	$(103,409)	$(72,728)
Net realized gains (losses)	768	941	84,388	181,774	789	1,834	1,248,280	1,444,359
Change in unrealized gains (losses) on investments	4,158	5,335	(89,824)	158,931	6,234	9,124	1,762,538	564,186
Net increase (decrease) in net assets resulting from operations	7,756	7,864	9,908	352,432	10,484	15,697	2,907,409	1,935,817
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	—	—	400	400
Net transfers (including fixed account)	506	(473)	(1,107)	(200)	(934)	(33,892)	(126,290)	(57,395)
Contract charges	—	(4)	(23)	(12)	(3)	(11)	(34)	(91)
Transfers for Contract benefits and terminations	(5,301)	(20,240)	(102,318)	(80,657)	(10,276)	(23,890)	(437,552)	(493,356)
Net increase (decrease) in net assets resulting from Contract transactions	(4,795)	(20,717)	(103,448)	(80,869)	(11,213)	(57,793)	(563,476)	(550,442)
Net increase (decrease) in net assets	2,961	(12,853)	(93,540)	271,563	(729)	(42,096)	2,343,933	1,385,375
Net Assets:
Beginning of year	111,378	124,231	1,708,785	1,437,222	152,889	194,985	7,739,860	6,354,485
End of year	$114,339	$111,378	$1,615,245	$1,708,785	$152,160	$152,889	$10,083,793	$7,739,860

The accompanying notes are an integral part of these financial statements.

	BHFTII BlackRock Ultra-Short Term Bond Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$22,196	$17,807	$29,694	$31,248	$(16,317)	$(15,658)
Net realized gains (losses)	641	1,397	669,900	567,306	152,098	174,023
Change in unrealized gains (losses) on investments	(60,940)	11,027	(126,760)	910,056	191,153	139,138
Net increase (decrease) in net assets resulting from operations	(38,103)	30,231	572,834	1,508,610	326,934	297,503
Contract Transactions:
Purchase payments received from Contract owners	—	—	800	24,007	—	—
Net transfers (including fixed account)	202,206	37,688	(40,493)	(7,427)	(302)	(235)
Contract charges	—	—	(32)	(39)	(13)	(17)
Transfers for Contract benefits and terminations	(625)	(13,625)	(360,801)	(501,136)	(92,037)	(105,529)
Net increase (decrease) in net assets resulting from Contract transactions	201,581	24,063	(400,526)	(484,595)	(92,352)	(105,781)
Net increase (decrease) in net assets	163,478	54,294	172,308	1,024,015	234,582	191,722
Net Assets:
Beginning of year	4,035,313	3,981,019	6,250,741	5,226,726	1,170,257	978,535
End of year	$4,198,791	$4,035,313	$6,423,049	$6,250,741	$1,404,839	$1,170,257

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2020 and 2019

	BHFTII Jennison Growth Division		BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(44,268)	$(25,644)	$2,297	$4,174	$52,280	$52,005	$676	$1,265
Net realized gains (losses)	616,878	596,966	75,064	75,679	204,493	210,383	14,407	21,127
Change in unrealized gains (losses) on investments	1,631,931	442,332	49,530	109,607	76,864	466,493	(15,008)	50,374
Net increase (decrease) in net assets resulting from operations	2,204,541	1,013,654	126,891	189,460	333,637	728,881	75	72,766
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—	120	120	—	—
Net transfers (including fixed account)	(107,531)	(25,708)	241	21	(9,676)	2,718	—	—
Contract charges	(18)	(16)	(1)	(8)	(39)	(45)	(8)	—
Transfers for Contract benefits and terminations	(162,416)	(197,846)	(46,241)	(28,708)	(300,271)	(372,022)	(68,770)	(17,199)
Net increase (decrease) in net assets resulting from Contract transactions	(269,965)	(223,570)	(46,001)	(28,695)	(309,866)	(369,229)	(68,778)	(17,199)
Net increase (decrease) in net assets	1,934,576	790,084	80,890	160,765	23,771	359,652	(68,703)	55,567
Net Assets:
Beginning of year	4,104,816	3,314,732	827,022	666,257	4,326,375	3,966,723	315,045	259,478
End of year	$6,039,392	$4,104,816	$907,912	$827,022	$4,350,146	$4,326,375	$246,342	$315,045

The accompanying notes are an integral part of these financial statements.

	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(71,424)	$(48,614)	$14,007	$11,195	$29,295	$19,623
Net realized gains (losses)	752,883	1,201,476	1,666	1,274	622	(1,094)
Change in unrealized gains (losses) on investments	2,001,851	712,427	820	24,477	20,553	40,282
Net increase (decrease) in net assets resulting from operations	2,683,310	1,865,289	16,493	36,946	50,470	58,811
Contract Transactions:
Purchase payments received from Contract owners	180	930	—	—	—	—
Net transfers (including fixed account)	(54,426)	(40,851)	5	(170)	203,963	(285)
Contract charges	(22)	(59)	—	(3)	(5)	(3)
Transfers for Contract benefits and terminations	(272,794)	(454,842)	(22,532)	(22,634)	(73,483)	(76,807)
Net increase (decrease) in net assets resulting from Contract transactions	(327,062)	(494,822)	(22,527)	(22,807)	130,475	(77,095)
Net increase (decrease) in net assets	2,356,248	1,370,467	(6,034)	14,139	180,945	(18,284)
Net Assets:
Beginning of year	7,790,076	6,419,609	301,716	287,577	1,224,385	1,242,669
End of year	$10,146,324	$7,790,076	$295,682	$301,716	$1,405,330	$1,224,385

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2020 and 2019

	Fidelity® VIP Contrafund Division		Fidelity® VIP Dynamic Capital Appreciation Division		Fidelity® VIP Equity-Income Division		Fidelity® VIP High Income Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(92,088)	$(62,857)	$(50)	$(31)	$33,165	$41,335	$33,737	$36,568
Net realized gains (losses)	349,299	1,126,513	73	547	192,326	299,907	(21,399)	(38,829)
Change in unrealized gains (losses) on investments	2,446,801	1,290,340	1,120	282	17,085	722,018	(6,456)	134,330
Net increase (decrease) in net assets resulting from operations	2,704,012	2,353,996	1,143	798	242,576	1,063,260	5,882	132,069
Contract Transactions:
Purchase payments received from Contract owners	15,060	60	—	—	900	900	60	23,268
Net transfers (including fixed account)	(215,651)	(47,571)	—	—	257	(36,791)	(13,678)	(16,581)
Contract charges	(32)	(41)	—	—	(25)	(87)	(2)	(5)
Transfers for Contract benefits and terminations	(633,819)	(440,330)	(14)	(14)	(237,783)	(471,720)	(34,296)	(213,603)
Net increase (decrease) in net assets resulting from Contract transactions	(834,442)	(487,882)	(14)	(14)	(236,651)	(507,698)	(47,916)	(206,921)
Net increase (decrease) in net assets	1,869,570	1,866,114	1,129	784	5,925	555,562	(42,034)	(74,852)
Net Assets:
Beginning of year	9,812,964	7,946,850	3,583	2,799	4,786,438	4,230,876	920,064	994,916
End of year	$11,682,534	$9,812,964	$4,712	$3,583	$4,792,363	$4,786,438	$878,030	$920,064

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP Index 500 Division		FTVIPT Franklin Small-Mid Cap Growth VIP Division		FTVIPT Templeton Foreign VIP Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$62,301	$80,499	$(6,665)	$(5,502)	$11,235	$1,925
Net realized gains (losses)	524,060	591,091	65,767	52,623	(14,237)	1,229
Change in unrealized gains (losses) on investments	894,480	1,761,735	154,448	49,257	(18,073)	62,332
Net increase (decrease) in net assets resulting from operations	1,480,841	2,433,325	213,550	96,378	(21,075)	65,486
Contract Transactions:
Purchase payments received from Contract owners	1,120	49,035	—	—	—	—
Net transfers (including fixed account)	(53,966)	(17,785)	(2,189)	(61)	3,166	33,536
Contract charges	(51)	(101)	—	(1)	(2)	(7)
Transfers for Contract benefits and terminations	(844,458)	(773,934)	(52,826)	(6,066)	(39,320)	(19,964)
Net increase (decrease) in net assets resulting from Contract transactions	(897,355)	(742,785)	(55,015)	(6,128)	(36,156)	13,565
Net increase (decrease) in net assets	583,486	1,690,540	158,535	90,250	(57,231)	79,051
Net Assets:
Beginning of year	10,060,412	8,369,872	416,867	326,617	675,375	596,324
End of year	$10,643,898	$10,060,412	$575,402	$416,867	$618,144	$675,375

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)
For the years ended December 31, 2020 and 2019

	Invesco V.I. Equity and Income Division		Invesco V.I. International Growth Division		LMPVET ClearBridge Variable Aggressive Growth Division		LMPVET ClearBridge Variable Appreciation Division
	2020	2019	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$183	$195	$23,563	$9,555	$(5,966)	$(2,349)	$8	$5,737
Net realized gains (losses)	726	1,157	83,201	187,936	238,162	68,547	109,064	208,867
Change in unrealized gains (losses) on investments	541	1,356	108,884	235,736	130,854	381,232	174,671	288,135
Net increase (decrease) in net assets resulting from operations	1,450	2,708	215,648	433,227	363,050	447,430	283,743	502,739
Contract Transactions:
Purchase payments received from Contract owners	—	—	400	1,150	440	480	—	—
Net transfers (including fixed account)	—	—	(3,982)	—	1,041	1,345	(645)	(910)
Contract charges	—	—	(9)	(9)	(7)	—	(38)	(22)
Transfers for Contract benefits and terminations	(10)	(13)	(116,956)	(183,571)	(74,868)	(56,677)	(79,165)	(176,475)
Net increase (decrease) in net assets resulting from Contract transactions	(10)	(13)	(120,547)	(182,430)	(73,394)	(54,852)	(79,848)	(177,407)
Net increase (decrease) in net assets	1,440	2,695	95,101	250,797	289,656	392,578	203,895	325,332
Net Assets:
Beginning of year	17,110	14,415	1,907,903	1,657,106	2,287,194	1,894,616	2,145,892	1,820,560
End of year	$18,550	$17,110	$2,003,004	$1,907,903	$2,576,850	$2,287,194	$2,349,787	$2,145,892

The accompanying notes are an integral part of these financial statements.

	LMPVET ClearBridge Variable Dividend Strategy Division		LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Large Cap Value Division
	2020	2019	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$311	$374	$(58)	$(41)	$40	$3,239
Net realized gains (losses)	17,687	79,761	616	360	101,646	79,147
Change in unrealized gains (losses) on investments	15,336	81,781	620	799	(70,546)	128,987
Net increase (decrease) in net assets resulting from operations	33,334	161,916	1,178	1,118	31,140	211,373
Contract Transactions:
Purchase payments received from Contract owners	440	480	—	—	—	—
Net transfers (including fixed account)	(2,783)	(336)	(923)	(294)	(51)	(56)
Contract charges	(6)	(7)	—	—	(8)	(14)
Transfers for Contract benefits and terminations	(34,029)	(82,462)	(18)	(16)	(31,930)	(68,705)
Net increase (decrease) in net assets resulting from Contract transactions	(36,378)	(82,325)	(941)	(310)	(31,989)	(68,775)
Net increase (decrease) in net assets	(3,044)	79,591	237	808	(849)	142,598
Net Assets:
Beginning of year	654,827	575,236	4,538	3,730	941,396	798,798
End of year	$651,783	$654,827	$4,775	$4,538	$940,547	$941,396

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)
For the years ended December 31, 2020 and 2019

	LMPVET ClearBridge Variable Mid Cap Division		LMPVET ClearBridge Variable Small Cap Growth Division
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(170)	$(117)	$(10,727)	$(10,125)
Net realized gains (losses)	268	224	90,308	102,283
Change in unrealized gains (losses) on investments	2,194	3,844	232,922	82,623
Net increase (decrease) in net assets resulting from operations	2,292	3,951	312,503	174,781
Contract Transactions:
Purchase payments received from Contract owners	—	—	220	240
Net transfers (including fixed account)	—	—	(3,551)	465
Contract charges	—	—	—	(11)
Transfers for Contract benefits and terminations	(11)	(13)	(50,467)	(72,742)
Net increase (decrease) in net assets resulting from Contract transactions	(11)	(13)	(53,798)	(72,048)
Net increase (decrease) in net assets	2,281	3,938	258,705	102,733
Net Assets:
Beginning of year	16,598	12,660	819,297	716,564
End of year	$18,879	$16,598	$1,078,002	$819,297

The accompanying notes are an integral part of these financial statements.

	LMPVIT Western Asset Variable Global High Yield Bond Division		MFS® VIT Total Return Bond Division
	2020	2019	2020	2019
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,961	$4,908	$23,664	$21,575
Net realized gains (losses)	(693)	(3,288)	3,404	12,169
Change in unrealized gains (losses) on investments	4,202	14,544	40,857	48,467
Net increase (decrease) in net assets resulting from operations	6,470	16,164	67,925	82,211
Contract Transactions:
Purchase payments received from Contract owners	—	—	—	—
Net transfers (including fixed account)	—	—	(203)	(158)
Contract charges	—	(5)	—	—
Transfers for Contract benefits and terminations	(4,354)	(30,303)	(14,609)	(101,499)
Net increase (decrease) in net assets resulting from Contract transactions	(4,354)	(30,308)	(14,812)	(101,657)
Net increase (decrease) in net assets	2,116	(14,144)	53,113	(19,446)
Net Assets:
Beginning of year	116,717	130,861	924,898	944,344
End of year	$118,833	$116,717	$978,011	$924,898

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Metropolitan Life Variable Annuity Separate Account II (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Board of Directors of Citicorp Life Insurance Company ("CLIC") on July 6, 1993 to support operations of CLIC with respect to certain variable annuity contracts (the "Contracts"). On October 6, 2006, CLIC merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding portfolio, fund or series (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB VPS")

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("Invesco V.I.")

Brighthouse Funds Trust I ("BHFTI")

Brighthouse Funds Trust II ("BHFTII")

Fidelity® Variable Insurance Products ("Fidelity VIP")

Franklin Templeton Variable Insurance Products Trust ("FTVIPT")

Legg Mason Partners Variable Equity Trust ("LMPVET")

Legg Mason Partners Variable Income Trust ("LMPVIT")

MFS® Variable Insurance Trust ("MFS VIT")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2020:

AB VPS Global Thematic Growth Division

BHFTI BlackRock High Yield Division

BHFTI Brighthouse Small Cap Value Division

BHFTI Brighthouse/Wellington Large Cap Research Division (a)

BHFTI Invesco Comstock Division

BHFTI MFS® Research International Division (a)

BHFTI Morgan Stanley Discovery Division

BHFTI PIMCO Total Return Division

BHFTI T. Rowe Price Large Cap Value Division (a)

BHFTII BlackRock Bond Income Division

BHFTII BlackRock Capital Appreciation Division

BHFTII BlackRock Ultra-Short Term Bond Division

BHFTII Brighthouse/Wellington Core Equity Opportunities Division

BHFTII Frontier Mid Cap Growth Division

BHFTII Jennison Growth Division (a)

BHFTII MetLife Stock Index Division

BHFTII MFS® Total Return Division (a)

BHFTII MFS® Value Division

BHFTII T. Rowe Price Large Cap Growth Division (a)

BHFTII Western Asset Management Strategic Bond Opportunities Division

BHFTII Western Asset Management U.S. Government Division

Fidelity® VIP Contrafund Division (a)

Fidelity® VIP Dynamic Capital Appreciation Division

Fidelity® VIP Equity-Income Division

Fidelity® VIP High Income Division

Fidelity® VIP Index 500 Division

FTVIPT Franklin Small-Mid Cap Growth VIP Division

FTVIPT Templeton Foreign VIP Division

Invesco V.I. Equity and Income Division

Invesco V.I. International Growth Division

LMPVET ClearBridge Variable Aggressive Growth Division

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.  LIST OF DIVISIONS — (Concluded)

LMPVET ClearBridge Variable Appreciation Division

LMPVET ClearBridge Variable Dividend Strategy Division

LMPVET ClearBridge Variable Large Cap Growth Division

LMPVET ClearBridge Variable Large Cap Value Division

LMPVET ClearBridge Variable Mid Cap Division

LMPVET ClearBridge Variable Small Cap Growth Division

LMPVIT Western Asset Variable Global High Yield Bond Division

MFS® VIT Total Return Bond Division

(a) This Division invests in two or more share classes within the underlying portfolio, fund or series of the Trusts.

3.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Account's investments in shares of a portfolio, series or fund of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no Contracts in payout/annuitization at December 31, 2020. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

COVID

The global outbreak of the coronavirus (COVID-19) has caused significant volatility within the economic markets. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future. These events may negatively affect the Separate Account's operations, business, financial results, or financial condition.

4.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  EXPENSES & CONTRACT CHARGES — (Concluded)

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2020:

Administrative	0.15%
Mortality and Expense Risk	0.84	% - 1.25%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

A Contract administrative charge of $30 is assessed on an annual basis for the Contracts. For certain Contracts, the administrative charge is waived if the Contract value is less than $25,000 or if the Contract owner has added at least $2,500 ($2,000 for Qualified Contracts) to the Contract in the last 12 months. For certain Contracts, a transfer fee of $25 may be deducted after twelve transfers are made in a Contract year. For certain Contracts, the Company reserves the right to assess a transaction charge of the lesser of $25 or 2% of the surrender is imposed on partial surrenders. The Company did not impose this charge for the years reported. In addition, most Contracts impose a surrender charge which ranges from 0% to 7% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2020 and 2019.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENT OF INVESTMENTS

	As of December 31, 2020		For the year ended December 31, 2020
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
AB VPS Global Thematic Growth Division	10,593	305,698	38,101	38,747
BHFTI BlackRock High Yield Division	9,642	76,843	3,966	2,571
BHFTI Brighthouse Small Cap Value Division	1,356	20,448	1,785	514
BHFTI Brighthouse/Wellington Large Cap Research Division	299,531	3,506,821	342,947	290,027
BHFTI Invesco Comstock Division	3,468	33,235	4,707	1,354
BHFTI MFS® Research International Division	69,808	830,870	49,930	71,564
BHFTI Morgan Stanley Discovery Division	1,232	19,080	5,119	537
BHFTI PIMCO Total Return Division	9,312	103,528	6,844	8,790
BHFTI T. Rowe Price Large Cap Value Division	56,477	1,716,943	149,924	125,692
BHFTII BlackRock Bond Income Division	1,337	140,109	5,607	13,289
BHFTII BlackRock Capital Appreciation Division	188,874	5,619,156	1,010,459	678,024
BHFTII BlackRock Ultra-Short Term Bond Division	41,844	4,187,495	288,309	64,446
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	186,942	5,535,464	731,038	473,809
BHFTII Frontier Mid Cap Growth Division	32,950	963,964	142,105	122,751
BHFTII Jennison Growth Division	266,886	3,707,831	534,456	324,775
BHFTII MetLife Stock Index Division	15,740	493,137	65,574	57,407
BHFTII MFS® Total Return Division	24,696	3,674,855	269,729	356,387
BHFTII MFS® Value Division	15,836	235,015	18,219	72,351
BHFTII T. Rowe Price Large Cap Growth Division	352,553	6,719,959	725,826	470,964
BHFTII Western Asset Management Strategic Bond Opportunities Division	21,334	271,747	17,769	26,337
BHFTII Western Asset Management U.S. Government Division	116,359	1,392,171	249,730	89,885
Fidelity® VIP Contrafund Division	243,155	6,919,063	108,104	980,961
Fidelity® VIP Dynamic Capital Appreciation Division	284	2,810	66	75
Fidelity® VIP Equity-Income Division	200,526	4,459,972	277,560	284,327
Fidelity® VIP High Income Division	165,384	1,052,149	42,639	56,795
Fidelity® VIP Index 500 Division	28,645	4,476,783	203,174	1,005,700
FTVIPT Franklin Small-Mid Cap Growth VIP Division	24,900	479,322	65,936	64,971
FTVIPT Templeton Foreign VIP Division	46,553	713,826	23,903	48,884
Invesco V.I. Equity and Income Division	1,038	18,458	1,162	218
Invesco V.I. International Growth Division	47,111	1,193,471	82,277	138,957
LMPVET ClearBridge Variable Aggressive Growth Division	85,791	1,751,476	232,383	98,562
LMPVET ClearBridge Variable Appreciation Division	45,589	1,324,943	89,971	102,498
LMPVET ClearBridge Variable Dividend Strategy Division	29,494	409,964	14,107	44,889
LMPVET ClearBridge Variable Large Cap Growth Division	128	2,468	189	1,001
LMPVET ClearBridge Variable Large Cap Value Division	47,410	758,784	105,049	43,940
LMPVET ClearBridge Variable Mid Cap Division	740	10,660	285	185
LMPVET ClearBridge Variable Small Cap Growth Division	29,458	596,942	72,929	64,958
LMPVIT Western Asset Variable Global High Yield Bond Division	16,006	126,704	4,550	5,947
MFS® VIT Total Return Bond Division	69,280	828,993	33,803	24,868

This page is intentionally left blank.

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS
For the years ended December 31, 2020 and 2019:

	AB VPS Global Thematic Growth Division		BHFTI BlackRock High Yield Division		BHFTI Brighthouse Small Cap Value Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	450,632	476,132	22,270	22,673	5,078	5,043
Units issued and transferred from other funding options	3,739	1,647	—	—	312	57
Units redeemed and transferred to other funding options	(41,647)	(27,147)	(493)	(403)	(74)	(22)
Units end of year	412,724	450,632	21,777	22,270	5,316	5,078
	BHFTI Morgan Stanley Discovery Division		BHFTI PIMCO Total Return Division		BHFTI T. Rowe Price Large Cap Value Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	8,823	8,823	54,969	65,576	710,497	745,839
Units issued and transferred from other funding options	—	—	1,144	327	1,121	32
Units redeemed and transferred to other funding options	—	—	(3,375)	(10,934)	(50,006)	(35,374)
Units end of year	8,823	8,823	52,738	54,969	661,612	710,497
	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII Frontier Mid Cap Growth Division		BHFTII Jennison Growth Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,912,343	2,076,539	452,649	496,436	1,558,733	1,654,557
Units issued and transferred from other funding options	4,415	28,010	5,466	745	—	13,339
Units redeemed and transferred to other funding options	(140,112)	(192,206)	(39,347)	(44,532)	(79,742)	(109,163)
Units end of year	1,776,646	1,912,343	418,768	452,649	1,478,991	1,558,733
	BHFTII T. Rowe Price Large Cap Growth Division		BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,389,598	1,484,636	160,313	172,496	729,899	773,037
Units issued and transferred from other funding options	8,691	183	66	—	106,265	52
Units redeemed and transferred to other funding options	(62,575)	(95,221)	(11,193)	(12,183)	(44,999)	(43,190)
Units end of year	1,335,714	1,389,598	149,186	160,313	791,165	729,899

	BHFTI Brighthouse/ Wellington Large Cap Research Division		BHFTI Invesco Comstock Division		BHFTI MFS® Research International Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,682,052	1,787,902	18,160	18,483	366,008	399,721
Units issued and transferred from other funding options	5,898	13,050	757	248	74	78
Units redeemed and transferred to other funding options	(93,425)	(118,900)	(323)	(571)	(25,804)	(33,791)
Units end of year	1,594,525	1,682,052	18,594	18,160	340,278	366,008
	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	80,560	111,268	3,337,078	3,595,198	3,758,957	3,735,385
Units issued and transferred from other funding options	—	—	4,823	27,676	217,341	62,282
Units redeemed and transferred to other funding options	(5,688)	(30,708)	(211,958)	(285,796)	(9,390)	(38,710)
Units end of year	74,872	80,560	3,129,943	3,337,078	3,966,908	3,758,957
	BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division		BHFTII MFS® Value Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	105,116	109,225	2,012,182	2,198,171	129,826	137,035
Units issued and transferred from other funding options	35	369	376	1,141	—	—
Units redeemed and transferred to other funding options	(5,828)	(4,478)	(150,645)	(187,130)	(30,690)	(7,209)
Units end of year	99,323	105,116	1,861,913	2,012,182	99,136	129,826
	Fidelity® VIP Contrafund Division		Fidelity® VIP Dynamic Capital Appreciation Division		Fidelity® VIP Equity-Income Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,665,211	1,753,808	1,155	1,155	1,224,436	1,370,820
Units issued and transferred from other funding options	3,931	5,493	—	—	1,100	9,169
Units redeemed and transferred to other funding options	(138,986)	(94,090)	—	—	(63,771)	(155,553)
Units end of year	1,530,156	1,665,211	1,155	1,155	1,161,765	1,224,436

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2020 and 2019:

	Fidelity® VIP High Income Division		Fidelity® VIP Index 500 Division		FTVIPT Franklin Small-Mid Cap Growth VIP Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	411,260	513,570	2,112,870	2,287,736	138,927	141,079
Units issued and transferred from other funding options	191	10,602	1,336	24,738	940	—
Units redeemed and transferred to other funding options	(25,284)	(112,912)	(201,988)	(199,604)	(14,477)	(2,152)
Units end of year	386,167	411,260	1,912,218	2,112,870	125,390	138,927
	LMPVET ClearBridge Variable Aggressive Growth Division		LMPVET ClearBridge Variable Appreciation Division		LMPVET ClearBridge Variable Dividend Strategy Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	756,212	774,825	635,670	692,470	223,757	255,058
Units issued and transferred from other funding options	637	11,979	14	—	164	184
Units redeemed and transferred to other funding options	(27,075)	(30,592)	(22,388)	(56,800)	(14,147)	(31,485)
Units end of year	729,774	756,212	613,296	635,670	209,774	223,757

	LMPVET ClearBridge Variable Small Cap Growth Division		LMPVIT Western Asset Variable Global High Yield Bond Division		MFS® VIT Total Return Bond Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	156,156	170,613	41,454	52,425	356,891	398,626
Units issued and transferred from other funding options	107	141	—	—	236	2
Units redeemed and transferred to other funding options	(10,569)	(14,598)	(1,570)	(10,971)	(5,686)	(41,737)
Units end of year	145,694	156,156	39,884	41,454	351,441	356,891

	FTVIPT Templeton Foreign VIP Division		Invesco V.I. Equity and Income Division		Invesco V.I. International Growth Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	420,326	411,820	10,595	10,595	635,522	703,954
Units issued and transferred from other funding options	3,559	21,613	—	—	140	428
Units redeemed and transferred to other funding options	(29,167)	(13,107)	—	—	(43,709)	(68,860)
Units end of year	394,718	420,326	10,595	10,595	591,953	635,522
	LMPVET ClearBridge Variable Large Cap Growth Division		LMPVET ClearBridge Variable Large Cap Value Division		LMPVET ClearBridge Variable Mid Cap Division
	2020	2019	2020	2019	2020	2019
Units beginning of year	1,357	1,454	322,090	347,342	5,498	5,498
Units issued and transferred from other funding options	—	19	—	—	—	—
Units redeemed and transferred to other funding options	(249)	(116)	(12,013)	(25,252)	—	—
Units end of year	1,108	1,357	310,077	322,090	5,498	5,498

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, portfolio, or series, and the total return for the respective stated periods in the five years ended December 31, 2020:

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
AB VPS Global Thematic	2020	412,724	1.04	429,328	0.45	1.40	37.14
Growth Division	2019	450,632	0.76	341,801	0.16	1.40	27.98
	2018	476,132	0.59	282,191	—	1.40	(11.24)
	2017	492,525	0.67	328,880	0.28	1.40	34.41
	2016	538,188	0.50	267,371	—	1.40	(2.25)
BHFTI BlackRock High Yield	2020	21,777	3.53	76,797	5.47	1.29	6.38
Division	2019	22,270	3.32	73,827	6.00	1.29	13.57
	2018	22,673	2.92	66,182	5.08	1.29	(3.84)
	2017	23,309	3.04	70,754	5.55	1.29	6.69
	2016	23,493	2.85	66,843	1.95	1.29	12.80
BHFTI Brighthouse Small Cap	2020	5,316	3.70	19,666	1.34	1.40	(1.96)
Value Division	2019	5,078	3.77	19,160	0.89	1.40	26.99
	2018	5,043	2.97	14,984	0.84	1.40	(16.42)
	2017	8,866	3.56	31,520	0.99	1.40	10.15
	2016	12,212	3.23	39,415	1.02	1.40	29.43
BHFTI	2020	1,594,525	2.86 - 3.30	5,118,452	1.10	0.99 - 1.40	20.40 - 21.06
Brighthouse/Wellington	2019	1,682,052	2.38 - 2.73	4,464,673	1.13	0.99 - 1.40	30.00 - 30.77
Large Cap Research Division	2018	1,787,902	1.83 - 2.09	3,633,768	1.01	0.99 - 1.40	(7.60) - (7.08)
	2017	1,912,114	1.98 - 2.24	4,183,208	1.06	0.99 - 1.40	20.24 - 20.88
	2016	2,017,999	1.65 - 1.86	3,648,986	2.42	0.99 - 1.40	6.79 - 7.43
BHFTI Invesco Comstock	2020	18,594	2.38	44,181	2.23	1.40	(1.89)
Division	2019	18,160	2.42	43,982	2.10	1.40	23.22
	2018	18,483	1.97	36,330	0.60	1.40	(13.38)
	2017	21,205	2.27	48,122	2.24	1.40	16.38
	2016	22,916	1.95	44,683	2.48	1.40	15.67
BHFTI MFS® Research	2020	340,278	2.04 - 2.89	967,101	2.44	0.99 - 1.40	11.44 - 12.16
International Division	2019	366,008	1.83 - 2.57	928,850	1.58	0.99 - 1.40	26.53 - 27.42
	2018	399,721	1.44 - 2.02	796,239	2.21	0.99 - 1.40	(15.20) - (14.66)
	2017	440,401	1.70 - 2.37	1,029,620	1.97	0.99 - 1.40	26.38 - 27.25
	2016	488,540	1.35 - 1.86	898,932	2.24	0.99 - 1.40	(2.25) - (1.65)
BHFTI Morgan Stanley	2020	8,823	6.08	53,618	—	1.40	149.59
Discovery Division	2019	8,823	2.43	21,482	—	1.40	38.18
	2018	8,823	1.76	15,546	—	1.40	8.61
	2017	8,823	1.62	14,314	0.15	1.40	37.97
	2016	8,823	1.18	10,374	—	1.40	(9.73)
BHFTI PIMCO Total Return	2020	52,738	2.17	114,339	3.87	1.40	7.00
Division	2019	54,969	2.03	111,378	2.75	1.40	6.95
	2018	65,576	1.89	124,231	1.31	1.40	(1.62)
	2017	54,524	1.93	105,000	1.75	1.40	3.05
	2016	57,010	1.87	106,535	2.51	1.40	1.18

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTI T. Rowe Price Large	2020	661,612	2.15 - 2.46	1,615,245	2.47	1.40	1.44 - 1.56
Cap Value Division	2019	710,497	2.12 - 2.42	1,708,785	2.13	1.40	24.76 - 24.86
	2018	745,839	1.70 - 1.94	1,437,222	1.93	1.40	(10.43) - (10.33)
	2017	953,308	1.90 - 2.16	2,050,179	2.09	1.40	15.33 - 15.45
	2016	1,038,948	1.64 - 1.87	1,936,266	2.85	1.40	14.33 - 14.44
BHFTII BlackRock Bond	2020	74,872	2.03	152,160	3.66	1.40	7.08
Income Division	2019	80,560	1.90	152,889	3.84	1.40	8.30
	2018	111,268	1.75	194,985	2.89	1.40	(1.75)
	2017	144,356	1.78	257,474	3.21	1.40	2.66
	2016	163,412	1.74	283,909	3.21	1.40	1.69
BHFTII BlackRock Capital	2020	3,129,943	2.99 - 3.47	10,083,793	—	0.99 - 1.40	38.70 - 39.28
Appreciation Division	2019	3,337,078	2.15 - 2.49	7,739,860	0.21	0.99 - 1.40	31.01 - 31.54
	2018	3,595,198	1.64 - 1.89	6,354,485	0.12	0.99 - 1.40	0.99 - 1.41
	2017	3,954,969	1.63 - 1.87	6,903,346	0.10	0.99 - 1.40	32.07 - 32.61
	2016	4,251,568	1.23 - 1.41	5,595,269	—	0.99 - 1.40	(1.31) - (0.90)
BHFTII BlackRock	2020	3,966,908	0.97 - 1.07	4,198,791	1.90	0.99 - 1.40	(0.97) - (0.56)
Ultra-Short Term Bond	2019	3,758,957	0.98 - 1.08	4,035,313	1.80	0.99 - 1.40	0.71 - 1.12
Division	2018	3,735,385	0.97 - 1.07	3,981,019	1.04	0.99 - 1.40	0.38 - 0.80
	2017	3,821,864	0.96 - 1.07	4,055,962	0.35	0.99 - 1.40	(0.51) - (0.10)
	2016	3,865,173	0.97 - 1.08	4,118,853	0.06	0.99 - 1.40	(1.05) - (0.64)
BHFTII	2020	1,776,646	2.26 - 3.81	6,423,049	1.60	0.99 - 1.40	9.72 - 10.17
Brighthouse/Wellington	2019	1,912,343	2.06 - 3.46	6,250,741	1.62	0.99 - 1.40	29.12 - 29.65
Core Equity Opportunities	2018	2,076,539	1.60 - 2.67	5,226,726	1.75	0.99 - 1.40	(1.48) - (1.08)
Division (Commenced	2017	2,212,985	1.62 - 2.70	5,640,294	1.56	0.99 - 1.40	17.42 - 17.90
4/29/2016)	2016	2,424,972	1.38 - 2.29	5,256,077	1.62	0.99 - 1.40	1.39 - 1.67
BHFTII Frontier Mid Cap	2020	418,768	3.35	1,404,839	—	1.40	29.76
Growth Division	2019	452,649	2.59	1,170,257	—	1.40	31.16
	2018	496,436	1.97	978,535	—	1.40	(7.08)
	2017	554,784	2.12	1,176,861	—	1.40	23.40
	2016	575,374	1.72	989,076	—	1.40	3.83
BHFTII Jennison Growth	2020	1,478,991	3.87 - 4.19	6,039,392	0.22	0.99 - 1.40	54.20 - 55.25
Division	2019	1,558,733	2.50 - 2.70	4,104,816	0.45	0.99 - 1.40	30.65 - 31.52
	2018	1,654,557	1.91 - 2.05	3,314,732	0.35	0.99 - 1.40	(1.29) - (0.64)
	2017	1,771,877	1.93 - 2.07	3,579,516	0.31	0.99 - 1.40	35.09 - 35.98
	2016	1,895,419	1.42 - 1.52	2,821,799	0.29	0.99 - 1.40	(1.52) - (0.82)
BHFTII MetLife Stock Index	2020	99,323	9.14	907,912	1.69	1.40	16.18
Division	2019	105,116	7.87	827,022	1.95	1.40	28.98
	2018	109,225	6.10	666,257	1.61	1.40	(6.16)
	2017	113,514	6.50	737,880	1.57	1.40	19.55
	2016	117,473	5.44	638,736	1.80	1.40	9.83
BHFTII MFS® Total Return	2020	1,861,913	2.12 - 2.84	4,350,146	2.40	0.98 - 1.40	8.01 - 8.69
Division	2019	2,012,182	1.96 - 2.63	4,326,375	2.34	0.98 - 1.40	18.46 - 19.20
	2018	2,198,171	1.65 - 2.22	3,966,723	2.24	0.98 - 1.40	(7.08) - (6.50)
	2017	2,519,714	1.77 - 2.39	4,925,723	2.49	0.98 - 1.40	10.67 - 11.35
	2016	2,638,373	1.60 - 2.16	4,639,397	2.82	0.98 - 1.40	7.46 - 8.13

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
BHFTII MFS® Value Division	2020	99,136	2.48	246,342	1.67	1.40	2.40
	2019	129,826	2.43	315,045	1.82	1.40	28.16
	2018	137,035	1.89	259,478	1.36	1.40	(11.32)
	2017	142,632	2.14	304,563	1.95	1.40	16.17
	2016	154,300	1.84	283,605	2.17	1.40	12.65
BHFTII T. Rowe Price Large	2020	1,335,714	4.34 - 7.80	10,146,324	0.23	0.99 - 1.40	34.74 - 35.60
Cap Growth Division	2019	1,389,598	3.22 - 5.75	7,790,076	0.42	0.99 - 1.40	28.77 - 29.70
	2018	1,484,636	2.50 - 4.44	6,419,609	0.42	0.99 - 1.40	(2.54) - (1.92)
	2017	1,565,228	2.57 - 4.52	6,910,674	0.30	0.99 - 1.40	31.63 - 32.54
	2016	1,711,613	1.95 - 3.41	5,712,824	0.06	0.99 - 1.40	0.12 - 0.76
BHFTII Western Asset	2020	149,186	1.94 - 2.06	295,682	6.00	0.99 - 1.40	5.43 - 5.86
Management Strategic Bond	2019	160,313	1.84 - 1.95	301,716	4.94	0.99 - 1.40	12.90 - 13.36
Opportunities Division	2018	172,496	1.63 - 1.72	287,577	5.36	0.99 - 1.40	(5.14) - (4.75)
	2017	179,496	1.72 - 1.80	315,192	3.90	0.99 - 1.40	6.73 - 7.16
	2016	181,363	1.61 - 1.68	297,957	1.81	0.99 - 1.40	7.05 - 7.49
BHFTII Western Asset	2020	791,165	1.50 - 1.95	1,405,330	3.36	0.99 - 1.40	3.78 - 4.21
Management U.S.	2019	729,899	1.45 - 1.87	1,224,385	2.77	0.99 - 1.40	4.56 - 4.99
Government Division	2018	773,037	1.38 - 1.78	1,242,669	2.31	0.99 - 1.40	(0.44) - (0.03)
	2017	791,931	1.39 - 1.78	1,276,906	2.66	0.99 - 1.40	0.52 - 0.93
	2016	862,230	1.38 - 1.76	1,389,029	2.58	0.99 - 1.40	(0.12) - 0.29
Fidelity® VIP Contrafund	2020	1,530,156	3.96 - 8.55	11,682,534	0.23	0.99 - 1.40	28.42 - 29.28
Division	2019	1,665,211	3.08 - 6.61	9,812,964	0.44	0.99 - 1.40	29.45 - 30.28
	2018	1,753,808	2.38 - 5.08	7,946,850	0.68	0.99 - 1.40	(7.95) - (7.30)
	2017	1,896,165	2.59 - 5.47	9,293,603	0.97	0.99 - 1.40	19.90 - 20.68
	2016	1,983,091	2.16 - 4.54	8,091,333	0.78	0.99 - 1.40	6.23 - 6.94
Fidelity® VIP Dynamic	2020	1,155	4.08	4,712	0.04	1.40	31.48
Capital Appreciation Division	2019	1,155	3.10	3,583	0.39	1.40	28.02
	2018	1,155	2.42	2,799	0.34	1.40	(6.49)
	2017	1,155	2.59	2,994	0.62	1.40	21.79
	2016	1,155	2.13	2,458	0.70	1.40	1.23
Fidelity® VIP Equity-Income	2020	1,161,765	3.79 - 4.18	4,792,363	1.82	0.99 - 1.40	5.21 - 5.64
Division	2019	1,224,436	3.61 - 3.95	4,786,438	1.94	0.99 - 1.40	25.67 - 26.19
	2018	1,370,820	2.87 - 3.13	4,230,876	2.27	0.99 - 1.40	(9.57) - (9.20)
	2017	1,462,092	3.17 - 3.45	4,974,865	1.69	0.99 - 1.40	11.33 - 11.79
	2016	1,577,652	2.85 - 3.09	4,808,975	2.20	0.99 - 1.40	16.38 - 16.86
Fidelity® VIP High Income	2020	386,167	2.10 - 2.30	878,030	5.02	0.99 - 1.40	1.31 - 1.73
Division	2019	411,260	2.07 - 2.26	920,064	4.66	0.99 - 1.40	13.51 - 13.97
	2018	513,570	1.82 - 1.98	994,916	5.56	0.99 - 1.40	(4.64) - (4.24)
	2017	545,222	1.91 - 2.07	1,105,334	5.09	0.99 - 1.40	5.45 - 5.88
	2016	606,091	1.81 - 1.95	1,163,837	5.27	0.99 - 1.40	13.02 - 13.48
Fidelity® VIP Index 500	2020	1,912,218	5.18 - 5.71	10,643,898	1.75	0.99 - 1.40	16.59 - 17.07
Division	2019	2,112,870	4.45 - 4.88	10,060,412	1.95	0.99 - 1.40	29.52 - 30.06
	2018	2,287,736	3.43 - 3.75	8,369,872	1.84	0.99 - 1.40	(5.83) - (5.44)
	2017	2,419,412	3.65 - 3.97	9,370,787	1.78	0.99 - 1.40	20.03 - 20.52
	2016	2,617,805	3.04 - 3.29	8,429,582	1.44	0.99 - 1.40	10.30 - 10.76

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.  FINANCIAL HIGHLIGHTS — (Continued)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
FTVIPT Franklin Small-Mid	2020	125,390	4.59	575,402	—	1.40	52.93
Cap Growth VIP Division	2019	138,927	3.00	416,867	—	1.40	29.61
	2018	141,079	2.32	326,617	—	1.40	(6.69)
	2017	185,771	2.48	460,943	—	1.40	19.72
	2016	194,580	2.07	403,287	—	1.40	2.72
FTVIPT Templeton Foreign	2020	394,718	1.57	618,144	3.39	1.40	(2.54)
VIP Division	2019	420,326	1.61	675,375	1.71	1.40	10.96
	2018	411,820	1.45	596,324	2.73	1.40	(16.62)
	2017	534,412	1.74	928,137	2.61	1.40	15.08
	2016	615,768	1.51	929,333	1.96	1.40	5.69
Invesco V.I. Equity and	2020	10,595	1.75	18,550	2.53	1.40	8.42
Income Division	2019	10,595	1.61	17,110	2.60	1.40	18.69
	2018	10,595	1.36	14,415	2.51	1.40	(10.77)
	2017	3,949	1.52	6,022	1.69	1.40	9.49
	2016	3,949	1.39	5,500	1.93	1.40	13.52
Invesco V.I. International	2020	591,953	3.11 - 3.43	2,003,004	2.39	0.99 - 1.40	12.41 - 12.87
Growth Division	2019	635,522	2.77 - 3.04	1,907,903	1.56	0.99 - 1.40	26.79 - 27.31
	2018	703,954	2.18 - 2.39	1,657,106	2.00	0.99 - 1.40	(16.17) - (15.82)
	2017	779,778	2.61 - 2.84	2,183,909	1.39	0.99 - 1.40	21.30 - 21.79
	2016	897,441	2.15 - 2.33	2,066,314	1.36	0.99 - 1.40	(1.84) - (1.43)
LMPVET ClearBridge Variable	2020	729,774	3.33 - 3.61	2,576,850	0.83	0.99 - 1.40	16.37 - 16.85
Aggressive Growth Division	2019	756,212	2.86 - 3.09	2,287,194	0.99	0.99 - 1.40	23.33 - 23.84
	2018	774,825	2.32 - 2.50	1,894,616	0.59	0.99 - 1.40	(9.63) - (9.25)
	2017	844,948	2.57 - 2.75	2,281,423	0.51	0.99 - 1.40	14.68 - 15.15
	2016	871,562	2.24 - 2.39	2,046,577	0.63	0.99 - 1.40	(0.20) - 0.21
LMPVET ClearBridge Variable	2020	613,296	3.60 - 3.90	2,349,787	1.08	0.99 - 1.40	13.18 - 13.64
Appreciation Division	2019	635,670	3.18 - 3.44	2,145,892	1.36	0.99 - 1.40	28.06 - 28.59
	2018	692,470	2.48 - 2.67	1,820,560	1.24	0.99 - 1.40	(3.11) - (2.71)
	2017	747,073	2.56 - 2.75	2,020,947	1.19	0.99 - 1.40	17.89 - 18.37
	2016	803,838	2.17 - 2.32	1,839,536	1.27	0.99 - 1.40	8.24 - 8.69
LMPVET ClearBridge Variable	2020	209,774	3.11	651,783	1.46	1.40	6.17
Dividend Strategy Division	2019	223,757	2.93	654,827	1.46	1.40	29.76
	2018	255,058	2.26	575,236	1.53	1.40	(6.19)
	2017	273,587	2.40	657,726	1.47	1.40	17.52
	2016	300,555	2.05	614,824	1.51	1.40	13.39
LMPVET ClearBridge Variable	2020	1,108	4.31	4,775	0.02	1.40	28.92
Large Cap Growth Division	2019	1,357	3.34	4,538	0.36	1.40	30.32
	2018	1,454	2.57	3,730	0.28	1.40	(1.38)
	2017	1,695	2.60	4,409	0.23	1.40	24.02
	2016	1,779	2.10	3,730	0.54	1.40	5.90
LMPVET ClearBridge Variable	2020	310,077	3.03	940,547	1.41	1.40	3.78
Large Cap Value Division	2019	322,090	2.92	941,396	1.76	1.40	27.09
	2018	347,342	2.30	798,798	1.42	1.40	(10.15)
	2017	405,185	2.56	1,037,069	1.31	1.40	13.24
	2016	461,465	2.26	1,042,985	1.51	1.40	11.43

METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.  FINANCIAL HIGHLIGHTS — (Concluded)

		As of December 31			For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)	Total Return[3] Lowest to Highest (%)
LMPVET ClearBridge Variable	2020	5,498	3.43	18,879	0.29	1.40	13.75
Mid Cap Division	2019	5,498	3.02	16,598	0.61	1.40	31.10
	2018	5,498	2.30	12,660	0.50	1.40	(13.74)
	2017	5,498	2.67	14,678	0.44	1.40	11.23
	2016	6,314	2.40	15,154	0.86	1.40	7.82
LMPVET ClearBridge Variable	2020	145,694	7.12 - 7.84	1,078,002	—	0.99 - 1.40	41.27 - 41.85
Small Cap Growth Division	2019	156,156	5.04 - 5.53	819,297	—	0.99 - 1.40	25.11 - 25.62
	2018	170,613	4.03 - 4.40	716,564	—	0.99 - 1.40	1.99 - 2.41
	2017	230,759	3.95 - 4.30	954,033	—	0.99 - 1.40	22.54 - 23.04
	2016	253,541	3.22 - 3.49	856,109	—	0.99 - 1.40	4.33 - 4.76
LMPVIT Western Asset	2020	39,884	2.98	118,833	4.03	1.40	5.82
Variable Global High Yield	2019	41,454	2.82	116,717	4.99	1.40	12.80
Bond Division	2018	52,425	2.50	130,861	3.23	1.40	(5.26)
	2017	125,888	2.63	331,700	5.21	1.40	7.15
	2016	130,726	2.46	321,477	5.89	1.40	14.00
MFS® VIT Total Return Bond	2020	351,441	2.55 - 2.79	978,011	3.50	0.99 - 1.40	6.96 - 7.40
Division	2019	356,891	2.39 - 2.60	924,898	3.32	0.99 - 1.40	8.67 - 9.12
	2018	398,626	2.20 - 2.38	944,344	3.21	0.99 - 1.40	(2.47) - (2.07)
	2017	432,051	2.25 - 2.44	1,045,319	3.34	0.99 - 1.40	3.01 - 3.43
	2016	443,576	2.19 - 2.35	1,037,777	3.48	0.99 - 1.40	2.78 - 3.21

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, portfolio, or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, porfolio, or series in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, portfolio, or series of the trusts which may have unique investment income ratios.

2  These amounts represent the annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Division.